UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Form 13F


FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended: _______September 2012______

Check here if Amendment 		[ ]; Amendment Number: ______
This Amendment (Check only one.): 	[ ] is a restatement.
[ ] adds new holdings entries.


Institutional Investment Manager Filing this Report:

Name:	 ____Mohican Financial Management, LLC_______
Address: _____21 Railroad Ave, Suite 35________________
 _____Cooperstown, NY 13326_________________
 __________________________________________


Form 13F File Number: 28-12023_____


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: 	 ___Eric Hage_______________________________
Title:	 ___Chief Investment Officer___________________
Phone:	 ___607.547.1357_____________________________


Signature, Place, and Date of Signing:


____Eric Hage__ ____Cooperstown, NY__ ____October 25, 2012___


Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager is reported in this report and a portion is reported by other reporting manager(s).)




FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:	 _______NONE________
Form 13F Information Table Entry Total:	 ________62__________
Form 13F Information Table Value Total:  ______483,370_________
                                             (thousands)



Name Of Issuer Title of Class
Cusip
Number
Value
(x1000)
Shr/Prn
Amount
SH
PRN
PUT
CALL
Investment
Discretion
Other
Managers Sole Shared Other




ACCURAY INC
CONV Bond
004397AB1 10,385 9,861,000
SH   Sole   9,861,00

AIRTRAN HOLDING 5.25% 11/01/2016
SR UNSECURED CONV Bond
00949PAD0 10,354 8,265,000
SH   Sole   8,265,000

ALTRA HOLDINGS INC
CONVERTIBLE SUB NOTE
02208RAE6 8,402 8,445,000
PRN  Sole  8,445,000

BARCLAYS BK PLC IPATH S&P 500
NASDAQ OTC ISSUES
06740C519 796 23,500
SH Sole 23,500

BRISTOW GROUP INC
CONVERTIBLE CORPORATE BONDS
110394AC7 3,159 3,061,000
PRN  Sole  3,061,000

CACI INTL INC
CONVERTIBLE CORPORATE BONDS
127190AD8 8,769 7,873,000
PRN  Sole  7,873,000

CADENCE DESIGN SYS
CONVERTIBLE CORPORATE BONDS
127387AJ7 9,718 5,475,000
PRN  Sole  5,475,000

CHEMED CORPORATION
CONVERTIBLE CORPORAT
16359RAC7 8,957 8,500,000
PRN Sole 8,500,000

COINSTAR INC
CONVERTIBLE CORPORAT
19259PAF9 5,847 4,500,000
PRN Sole 4,500,000

COMTECH TELECOMMUNICATION
CONVERTIBLE CORPORAT
205826AF7 9,523 9,000,000
PRN Sole 9,000,000

COVANTA HOLDING
CONVERTIBLE CORPORAT
22282EAC6 12,250 10,500,000
PRN Sole 10,500,000

CUBIST PHARMACEUTICALS INC
CONVERTIBLE CORPORATE BONDS
229678AC1 7,700 5,000,000
PRN  Sole  5,000,000

CUBIST PHARMACEUTICALS INC
CONVERTIBLE CORPORATE BONDS
229678AD9 12,329 7,000,000
PRN  Sole  7,000,000

DIGITAL RIVER INC
CONVERTIBLE CORPORATE BONDS
25388BAD6 7,715 8,000,000
PRN   Sole   8,000,000

ENDO PHARMACEUTICALS HLDGS INC
CONVERTIBLE CORPORATE BONDS
29264FAB2 10,962 9,000,000
PRN   Sole   9,000,000

EQUINIX INC
CONVERTIBLE CORPORATE BONDS
29444UAG1 17,303 8,800,000
PRN  Sole  8,800,000

FEI CO
CONVERTIBLE CORPORATE BONDS
30241LAF6 8,267 4,500,000
PRN   Sole   4,500,000

HELIX ENERGY SOLUTIONS
CONVERTIBLE CORPORATE BONDS
42330PAG2 7,777 7,000,000
PRN   Sole   7,000,000

HERTZ GLOBAL HLDGS INC
CONVERTIBLE CORPORATE BONDS
42805TAA3 15,940 8,980,000
PRN   Sole   8,980,000

HOLOGIC INC
CONVERTIBLE CORPORATE BONDS
436440AB7 3,224 2,873,000
PRN   Sole   2,873,000

HOME INNS HTL MNMGMT
CONVERTIBLE CORPORATE BONDS
43713WAB3 417 500,000
PRN   Sole   500,000

HORSEHEAD HOLDINGS
CONVERTIBLE CORPORATE BONDS
440694AB3 5,886 6,180,000
PRN   Sole   6,180,000

Insulet Corp
CONVERTIBLE SUB NOTE
45784PAC5 4,060 3,650,000
PRN  Sole  3,650,000

IXIA
CONVERTIBLE SUB NOTE
45071RAB5 3,525 3,000,000
PRN  Sole  3,000,000

JAKKS PACIFIC INC
CONVERTIBLE SUB NOTE
47012EAD8 6,498 5,700,000
PRN  Sole  5,700,000

JINKSOLAR HOLDING CO
CONVERTIBLE CORPORAT
47759TAA8 622 1,500,000
PRN  Sole  1,500,000

L-3 COMMUNICATIONS HLDINGS INC
CONVERTIBLE CORPORATE
502113AW7 6,012 6,000,000
PRN  Sole  6,000,000

LAM RESEARCH CORP
CONVERTIBLE CORPORATE
512807AJ7 9,440 10,000,000
PRN  Sole  10,000,000

MEDIVATION INC
CONVERTIBLE CORPORATE BONDS
58501NAA9 6,725 5,000,000
PRN  Sole  5,000,000

MENTOR GRAPHICS CORP
CONVERTIBLE CORPORATE BONDS
587200AK2 7,244 6,450,000
PRN  Sole  6,450,000

MERITAGE HOMES CORP
CONVERTIBLE CORPORATE BONDS
59001AAR3 2,983 3,000,000
PRN  Sole  3,000,000

MOLINA HEALTHCARE INC
CONVERTIBLE CORPORATE BONDS
60855RAA8 9,812 8,800,000
PRN  Sole  8,800,000

MYLAN INC
CONVERTIBLE CORPORATE BONDS
628530AJ6 19,996 10,447,000
PRN  Sole  10,447,000

NATIONAL FINANIAL
CONVERTIBLE CORPORATE BONDS
63607PAC3 11,785 8,000,000
PRN   Sole   8,000,000

NAVISTAR INTERNATIONAL CORP
CONVERTIBLE CORPORATE BONDS
63934EAL2 5,323 6,000,000
PRN   Sole   6,000,000

NETAPP INC
CONVERTIBLE CORPORAT
64110DAB0 11,388 10,000,000
PRN Sole   10,000,000

NUANCE COMMUNICATIONS INC
CONVERTIBLE CORPORATE BONDS
67020YAB6 2,867 2,000,000
PRN   Sole   2,000,000

NUVASIVE INC
CONVERTIBLE CORPORATE BONDS
670704AC9 4,290 4,500,000
PRN   Sole   4,500,000

ON SEMICONDUCTOR
CONVERTIBLE CORPORATE BONDS
682189AD7 10,682 10,457,000
PRN  Sole  10,457,000

ON SEMICONDUCTOR
CONVERTIBLE CORPORATE BONDS
682189AH8 6,793 6,500,000
PRN  Sole  6,500,000

PHOTRONICS INC
CONVERTIBLE CORPORATE BONDS
719405AF9 3,941 2,950,000
PRN  Sole  2,950,000

PHOTRONICS INC
CONVERTIBLE CORPORATE BONDS
719405AH5 9,465 9,708,000
PRN  Sole  9,708,000

PROSHARES TR
COMMON STOCKS
74347R313 1,240 45,000
SH Sole 45,000

PROSHARES TR
COMMON STOCKS
74347R297 773 50,000
SH Sole 50,000

RAMBUS INC-DEL
CONVERTIBLE CORPORAT
750917AC0 7,014 7,000,000
PRN Sole 7,000,000

REGIS CORPORATION
CONVERTIBLE CORPORAT
758932AA5 13,040 10,000,000
PRN Sole 10,000,000

ROYAL GOLD CORP
CONVERTIBLE CORPORAT
780287AA6 4,276 3,534,000
PRN Sole 3,534,000

RTI INTERNATIONAL METALS INC
CONVERTIBLE CORPORAT
74973WAA5 8,360 8,000,000
PRN Sole 8,000,000

SALESFORCE.COM INC
CONVERTIBLE CORPORAT
79466LAB0 6,968 3,750,000
PRN Sole 3,750,000

STEEL DYNAMICS INC
CONVERTIBLE CORPORAT
858119AP5 1,986 1,900,000
PRN Sole 1,900,000

STANDARD PACIFIC CORP
CONVERTIBLE CORPORAT
85375CBC4 5,466 5,000,000
PRN Sole 5,000,000

TAKE TWO INERACTIVE SOFTWARE
CORPORATE BONDS
874054AA7 8,855 7,291,000
PRN Sole 7,291,000

TELEFLEX INC
CONVERTIBLE CORPORAT
879369AA4 7,548 6,000,000
PRN Sole 6,000,000

TEXTRON INC
CONVERTIBLE CORPORAT
883203BN0 3,006 1,500,000
PRN Sole 1,500,000

TTM TECHNOLOGIES INC
CONVERTIBLE SUB NOTE
87305RAC3 7,748 7,650,000
PRN Sole 7,650,000

TYSON FOODS INC
CONVERTIBLE SUB NOTE
902494AP8 4,968 4,500,000
PRN Sole 4,500,000

UNITED RENTALS INC.
CONVERTIBLE CORPORAT
911363AL3 19,891 6,620,000
PRN Sole 6,620,000

VIRGIN MEDIA INC
CONVERTIBLE CORPORATE BONDS
92769LAB7 18,090 10,500,000
PRN  Sole  10,500,000

VIROPHARMA INC
CONVERTIBLE CORPORAT
928241AH1 14,708 8,374,000
PRN  Sole  8,374,000

VOLCANO CORP
CONVERTIBLE CORPORAT
928645AA8 9,389 7,772,000
PRN Sole 7,772,000

WABASH NATIONAL CORP
CONVERTIBLE CORPORAT
929566AH0 6,100 6,100,000
PRN Sole 6,100,000

WEBMD HEALTH CORP
CONVERTIBLE CORPORAT
94770VAH5 4,813 5,175,000
PRN Sole 5,175,000

Rows - 62
Number of other managers - 0